COMMITMENTS (Tables)	12 Months Ended
Feb. 28, 2014
COMMITMENTS [Abstract]
Schedule of Future Minimum Payments under Operating Leases

Future minimum operating lease payments which relate to office and warehouse space in various countries as at February 28, 2014 per fiscal year are as follows:

2015	$1,689
2016	$1,272
2017	$915
Thereafter	-
$3,876